Derivative Instruments (Details 1) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Futures and forward currency contracts, Fair Value	$ (950,202)	$ 20,058,233
Exchange Traded Futures Contracts Currencies [Member]
Futures and forward currency contracts, Fair Value	13,848
Exchange Traded Futures Contracts Energies [Member]
Futures and forward currency contracts, Fair Value	1,800,611	1,411,245
Exchange Traded Futures Contracts Grains [Member]
Futures and forward currency contracts, Fair Value	105,702	2,970,371
Interest Rate Contract [Member]
Futures and forward currency contracts, Fair Value	(3,181,786)	2,061,873
Exchange Traded Futures Contracts Livestock [Member]
Futures and forward currency contracts, Fair Value	(1,040)	(12,760)
Exchange Traded Futures Contracts Metals [Member]
Futures and forward currency contracts, Fair Value	439,232	5,115,659
Exchange Traded Futures Contracts Softs [Member]
Futures and forward currency contracts, Fair Value	(40,540)	230,325
Exchange Traded Futures Contracts Stock Indices [Member]
Futures and forward currency contracts, Fair Value	899,035	5,340,762
Future [Member]
Futures and forward currency contracts, Fair Value	35,062	17,117,475
Forward Contracts [Member]
Futures and forward currency contracts, Fair Value	(985,264)	2,940,758
Futures And Forward Currency Contracts Gains [Member] | Long [Member]
Futures and forward currency contracts, Fair Value	18,396,048	33,706,819
Futures And Forward Currency Contracts Gains [Member] | Short [Member]
Futures and forward currency contracts, Fair Value	4,221,179	5,594,430
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Currencies [Member] | Long [Member]
Futures and forward currency contracts, Fair Value	11,463
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Currencies [Member] | Short [Member]
Futures and forward currency contracts, Fair Value	13,106
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Energies [Member] | Long [Member]
Futures and forward currency contracts, Fair Value	2,020,956	951,320
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Energies [Member] | Short [Member]
Futures and forward currency contracts, Fair Value	343,300	854,540
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Grains [Member] | Long [Member]
Futures and forward currency contracts, Fair Value	288,920	3,318,296
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Grains [Member] | Short [Member]
Futures and forward currency contracts, Fair Value	241,782	(0)
Futures And Forward Currency Contracts Gains [Member] | Interest Rate Contract [Member] | Long [Member]
Futures and forward currency contracts, Fair Value	616,220	2,550,872
Futures And Forward Currency Contracts Gains [Member] | Interest Rate Contract [Member] | Short [Member]
Futures and forward currency contracts, Fair Value	203,333	(0)
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Livestock [Member] | Long [Member]
Futures and forward currency contracts, Fair Value	(0)	(0)
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Livestock [Member] | Short [Member]
Futures and forward currency contracts, Fair Value	17,370	1,910
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Metals [Member] | Long [Member]
Futures and forward currency contracts, Fair Value	4,543,642	7,202,141
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Metals [Member] | Short [Member]
Futures and forward currency contracts, Fair Value	98,540	737,287
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Softs [Member] | Long [Member]
Futures and forward currency contracts, Fair Value	20,189	346,947
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Softs [Member] | Short [Member]
Futures and forward currency contracts, Fair Value	65,654	2,090
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Stock Indices [Member] | Long [Member]
Futures and forward currency contracts, Fair Value	1,633,415	5,173,445
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Stock Indices [Member] | Short [Member]
Futures and forward currency contracts, Fair Value	633,174	795,375
Futures And Forward Currency Contracts Gains [Member] | Future [Member] | Long [Member]
Futures and forward currency contracts, Fair Value	9,134,805	19,543,021
Futures And Forward Currency Contracts Gains [Member] | Future [Member] | Short [Member]
Futures and forward currency contracts, Fair Value	1,616,259	2,391,202
Futures And Forward Currency Contracts Gains [Member] | Forward Contracts [Member] | Long [Member]
Futures and forward currency contracts, Fair Value	9,261,243	14,163,798
Futures And Forward Currency Contracts Gains [Member] | Forward Contracts [Member] | Short [Member]
Futures and forward currency contracts, Fair Value	2,604,920	3,203,228
Futures And Forward Currency Contracts Losses [Member] | Long [Member]
Futures and forward currency contracts, Fair Value	(8,375,121)	(5,127,890)
Futures And Forward Currency Contracts Losses [Member] | Short [Member]
Futures and forward currency contracts, Fair Value	(15,192,308)	(14,115,126)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Currencies [Member] | Long [Member]
Futures and forward currency contracts, Fair Value	(0)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Currencies [Member] | Short [Member]
Futures and forward currency contracts, Fair Value	(10,721)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Energies [Member] | Long [Member]
Futures and forward currency contracts, Fair Value	(433,423)	(131,565)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Energies [Member] | Short [Member]
Futures and forward currency contracts, Fair Value	(130,222)	(263,050)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Grains [Member] | Long [Member]
Futures and forward currency contracts, Fair Value	(257,765)	(300)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Grains [Member] | Short [Member]
Futures and forward currency contracts, Fair Value	(167,235)	(347,625)
Futures And Forward Currency Contracts Losses [Member] | Interest Rate Contract [Member] | Long [Member]
Futures and forward currency contracts, Fair Value	(3,980,795)	(463,081)
Futures And Forward Currency Contracts Losses [Member] | Interest Rate Contract [Member] | Short [Member]
Futures and forward currency contracts, Fair Value	(20,544)	(25,918)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Livestock [Member] | Long [Member]
Futures and forward currency contracts, Fair Value	(18,210)	(0)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Livestock [Member] | Short [Member]
Futures and forward currency contracts, Fair Value	(200)	(14,670)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Metals [Member] | Long [Member]
Futures and forward currency contracts, Fair Value	(182,931)	(949,128)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Metals [Member] | Short [Member]
Futures and forward currency contracts, Fair Value	(4,020,019)	(1,874,641)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Softs [Member] | Long [Member]
Futures and forward currency contracts, Fair Value	(73,295)	(952)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Softs [Member] | Short [Member]
Futures and forward currency contracts, Fair Value	(53,088)	(117,760)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Stock Indices [Member] | Long [Member]
Futures and forward currency contracts, Fair Value	(887,110)	(605,768)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Stock Indices [Member] | Short [Member]
Futures and forward currency contracts, Fair Value	(480,444)	(22,290)
Futures And Forward Currency Contracts Losses [Member] | Future [Member] | Long [Member]
Futures and forward currency contracts, Fair Value	(5,833,529)	(2,150,794)
Futures And Forward Currency Contracts Losses [Member] | Future [Member] | Short [Member]
Futures and forward currency contracts, Fair Value	(4,882,473)	(2,665,954)
Futures And Forward Currency Contracts Losses [Member] | Forward Contracts [Member] | Long [Member]
Futures and forward currency contracts, Fair Value	(2,541,592)	(2,977,096)
Futures And Forward Currency Contracts Losses [Member] | Forward Contracts [Member] | Short [Member]
Futures and forward currency contracts, Fair Value	$ (10,309,835)	$ (11,449,172)